Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
BNY Mellon Income Stock Fund - Class M Shares, Investor Shares | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	9.93%	4.38%	30.73%	(1.93%)	28.43%	(8.35%)	15.07%	17.05%	0.66%	10.64%
BNY Mellon Mid Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	17.92%	(18.44%)	19.20%	22.87%	30.76%	(9.05%)	18.68%	11.62%	(2.69%)	10.10%
BNY Mellon Small Cap Multi-Strategy Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	9.32%	(18.37%)	11.34%	30.66%	26.20%	(11.52%)	18.45%	18.91%	(3.55%)	2.00%
BNY Mellon International Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	16.95%	(15.66%)	9.31%	7.17%	22.26%	(16.66%)	27.97%	(1.36%)	1.05%	(7.27%)
BNY Mellon Emerging Markets Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	9.34%	(21.56%)	5.40%	12.95%	21.95%	(19.34%)	42.59%	10.62%	(16.64%)	(4.58%)
BNY Mellon Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	5.48%	(13.55%)	(1.50%)	7.86%	8.82%	(0.53%)	3.91%	2.53%	0.70%	4.63%
BNY Mellon Intermediate Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	5.26%	(6.82%)	(1.04%)	5.57%	5.89%	0.36%	1.98%	2.01%	0.58%	1.95%
BNY Mellon Corporate Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	9.13%	(11.59%)	0.12%	8.23%	12.43%	(1.24%)	5.65%	6.43%	(0.09%)	5.43%
BNY Mellon Short-Term U.S. Government Securities Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	4.07%	(3.47%)	(0.89%)	2.72%	3.12%	0.90%	0.22%	0.42%	0.14%	0.23%
BNY Mellon National Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	5.68%	(7.32%)	1.18%	4.69%	7.04%	0.93%	4.42%	(0.29%)	2.64%	5.99%
BNY Mellon National Short-Term Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	3.55%	(2.68%)	0.22%	1.94%	2.81%	1.25%	1.23%	(0.05%)	0.37%	0.71%
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	5.38%	(7.38%)	1.16%	4.39%	6.86%	1.35%	4.27%	(0.14%)	1.86%	5.70%
BNY Mellon Massachusetts Intermediate Municipal Bond Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	5.81%	(6.90%)	0.90%	4.15%	7.00%	0.80%	4.08%	(0.44%)	2.37%	5.50%
BNY Mellon New York Intermediate Tax-Exempt Bond Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	5.74%	(7.98%)	1.74%	3.51%	7.08%	0.79%	4.10%	(0.19%)	2.78%	6.30%
BNY Mellon Municipal Opportunities Fund | Class M
Prospectus [Line Items]
Annual Return [Percent]	7.82%	(10.32%)	3.51%	4.93%	7.87%	2.56%	6.16%	(0.11%)	3.24%	11.54%
BNY Mellon Asset Allocation Fund | Class M Shares
Prospectus [Line Items]
Annual Return [Percent]	14.60%	(15.73%)	16.03%	14.79%	20.22%	(7.02%)	17.14%	6.05%	(1.58%)	5.91%
BNY Mellon Income Stock Fund - Class A, C, I, & Y | Class A
Prospectus [Line Items]
Annual Return [Percent]	9.46%	4.19%	30.24%	(2.16%)	28.04%	(8.68%)	15.03%	16.73%	0.66%	10.64%